Loans and Advances to Customers	6 Months Ended
Jun. 30, 2019
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Loans and Advances to Customers

10. LOANS AND ADVANCES TO CUSTOMERS

	30 June 2019 £m	31 December 2018 £m
Loans and advances to customers	201,373	200,442
Amounts due from fellow Banco Santander subsidiaries and joint ventures	2,183	1,997

Loans and advances to customers	203,556	202,439
Credit impairment loss allowances on loans and advances to customers	(761)	(751)
RV and voluntary termination provisions on finance leases	(69)	(69)

Net loans and advances to customers	202,726	201,619

Movement in credit impairment loss allowances:

	Loans secured on residential properties £m	Corporate loans £m	Finance leases £m	Other unsecured loans £m	Total £m
At 1 January 2019	234	226	85	206	751
(Release)/charge to the income statement	(18)	30	18	78	108
Write-offs and other items	(6)	(7)	(17)	(68)	(98)

At 30 June 2019	210	249	86	216	761

At 31 December 2017	225	490	46	179	940
Adoption of IFRS 9(1)	47	99	11	54	211
Re-allocation of expected credit losses (ECL) on off-balance sheet exposures(1)	(3)	(25)	—	(22)	(50)
At 1 January 2018	269	564	57	211	1,101
(Release)/charge to the income statement	(13)	24	17	74	102
Write-offs and other items	(7)	(318)	(15)	(71)	(411)

At 30 June 2018	249	270	59	214	792

(1)

The adjustment for the adoption of IFRS 9 related to the re-measurement of loss allowances on loans and advances to customers at amortised cost. The re-allocation of ECL on off-balance sheet exposures was a transfer to provisions following the adoption of a methodology to enable their separate identification from ECL on drawn exposures.